3. NOTES RECEIVABLE (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Note receivable total	$ 1,444,473	$ 1,535,173
Notes receivable, current portion	1,444,473	1,508,468	$ 0
Note receivable, long term portion	0	26,705	$ 0
Dixie Botanicals
Note receivable total	183,651	335,173
MediJane Holdings
Note receivable total	$ 1,260,822	$ 1,200,000